Consolidated Statements of Comprehensive (Loss) Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
Revenues	$ 117,423	$ 92,112	$ 90,281
Costs of processing and distribution	32,777	33,593	36,441
Gross profit	84,646	58,519	53,840
Expenses:
Marketing, general and administrative	135,396	98,152	90,790
Research and development	16,836	14,410	13,315
Severance and restructuring costs	0	773	8,522
Gain on acquisition contingency	(76,033)	0	0
Executive transition costs	0	0	2,818
Asset impairment and abandonments	97,341	5,070	442
Goodwill impairment	140,003	0	0
Acquisition and integration expenses	13,999	4,928	630
Total operating expenses	327,542	123,333	116,517
Operating loss	(242,896)	(64,814)	(62,677)
Other income (expense):
Interest income	161	35	8
Foreign exchange loss	(122)	(29)	38
Total other (expense) income - net	39	6	46
Loss before income tax (provision) benefit	(242,857)	(64,808)	(62,631)
Income tax (provision) benefit	(5,921)	15,159	18,227
Net loss from continuing operations	(248,778)	(49,649)	(44,404)
Discontinued operations (Note 5)
Income from operations of discontinued operations	48,452	57,417	88,886
Income tax provision	(11,316)	(10,891)	(37,576)
Net income from discontinued operations	37,136	46,526	51,310
Net (loss) income	(211,642)	(3,123)	6,906
Convertible preferred dividend	0	(2,120)	(3,723)
Net income (loss) applicable to common shares	(211,642)	(5,243)	3,183
Other comprehensive (loss) income:
Unrealized foreign currency translation (loss) gain	(351)	(941)	1,987
Comprehensive (loss) income	$ (211,993)	$ (6,184)	$ 5,170
Net loss from continuing operations per common share - basic	$ (3.55)	$ (0.85)	$ (0.83)
Net income from discontinued operations per common share - basic	0.53	0.76	0.89
Net (loss) income per common share - basic	(3.02)	(0.09)	0.06
Net loss from continuing operations per common share - diluted	(3.55)	(0.85)	(0.81)
Net income from discontinued operations per common share - diluted	0.53	0.76	0.86
Net (loss) income per common share - diluted	$ (3.02)	$ (0.09)	$ 0.05
Weighted average shares outstanding - basic	70,150,492	61,031,265	57,678,360
Weighted average shares outstanding - diluted	70,150,492	61,031,265	59,078,141